18. SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2015
Notes to Financial Statements
Note 18. SUBSEQUENT EVENTS

Subsequent to September 30, 2015, the Company issued 69,033 common shares upon the cashless exercise of 90,000 stock options with an exercise price of C$0.30 and 110,000 stock options with an exercise price of C$0.21.